Net finance costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Finance costs	€ (1,038)	€ (818)	€ (491)
Bank loans and overdrafts	(82)	(44)	(34)
Interest on bonds and other loans	(921)	(673)	(392)
Interest on lease liabilities	(72)	(72)	(72)
Net gain/(loss) on transactions for which hedge accounting is not applied	37	(29)	7
Finance income	442	281	147
Pensions and similar obligations	110	44	(10)
Net finance costs	(486)	(493)	(354)
Unwinding of discount	(16)	(20)
On foreign exchange derivatives
Disclosure of attribution of expenses by nature to their function [line items]
Net gain/(loss) on transactions for which hedge accounting is not applied	86	123	(68)
Exchange difference on underlying items
Disclosure of attribution of expenses by nature to their function [line items]
Net gain/(loss) on transactions for which hedge accounting is not applied	€ (49)	€ (152)	€ 75